Lease Obligations (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Expense, Lessee, Assets under Capital Lease	€ 35	€ 53	€ 81
Operating Leases, Rent Expense	693	772	751
Assets Held under Capital Leases [Member]
medical devices	393
vehicles	€ 170